Impairment - Carrying Amount of Goodwill Allocated to Each of Cash Generating Units for Impairment Testing (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 17,095	¥ 16,767	¥ 3,400
LINE business and portal CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill		¥ 16,767	¥ 3,400
Core business [member] | Core business CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	14,838
Strategic business [member] | Friends business CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	740
Strategic business [member] | Fintech business CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,075
Strategic business [member] | E-Commerce business CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	307
Strategic business [member] | AI business CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 135